Note 1. Summary of Significant Accounting Policies and Activities	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACTIVITIES

Southcoast Financial Corporation (the “Company”) is a South Carolina corporation organized in 1999 for the purpose of being a holding company for Southcoast Community Bank (the “Bank”).  During 2004, Southcoast Investments, Inc. was formed as a wholly-owned subsidiary of the Company.  Southcoast Investments, Inc. was formed primarily to hold properties of the Company and Bank.  The Company's primary purpose is that of owning the Bank.  The Company is regulated by the Federal Reserve Board.  The consolidated financial statements include the accounts of the Company and its subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The Bank was incorporated in 1998 and operates as a South Carolina chartered bank providing full banking services to its customers.  The Bank is subject to regulation by the South Carolina State Board of Financial Institutions and the Federal Deposit Insurance Corporation.  During 2005, the Company formed Southcoast Capital Trust III for the purpose of issuing trust preferred securities.

Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.  The allowance for loan losses, other-than-temporary losses on investment securities, deferred tax assets, and fair values of financial instruments, including other real estate owned, are particularly subject to change.

Concentration of Credit Risk – Most of the Company’s business activity is with customers located in the South Carolina counties of Charleston, Berkeley, and Dorchester.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Risk characteristics present in the Company’s loan portfolio vary by portfolio segment but are largely influenced by current loan to value ratios for real estate secured loans.  During the last several years the Company has seen a decline in real estate values in its market area, adding risk to its loan portfolio.  As home prices in the Company’s market area have declined from the levels of five to seven years ago loan to value ratios for Residential 1-4 Family and Multifamily loans have been affected.  These declines in market value are largely due to extra inventory on the market caused by the high volume of home foreclosures over the last several years.  These foreclosures have added additional unsold home inventory to the market and this extra inventory has discouraged new residential development and construction.  Therefore, loans collateralized by lots and raw land have also taken on additional risk during this period, as lots and raw land for construction are significantly diminished in value.  Loans secured by commercial real estate are at risk of deterioration during times of decreasing market rental rates and higher levels of unoccupied office space as has been the case in the Company’s market areas.  Additionally, the potential deterioration of a borrower’s current financial condition is a risk characteristic present across the entire loan portfolio during the last several years of higher unemployment in the Company’s market area the Company’s loan portfolio has experienced increased delinquencies and write-downs.

Cash and Cash Equivalents  - Cash and cash equivalents may consist of cash on hand and due from banks, federal funds sold and securities purchased under agreements to resell. Generally, federal funds are sold for a one-day period and securities purchased under agreements to resell mature in less than 90 days.

Investment Securities - The Company classifies investments in equity and debt securities into three categories:

Available-for-sale: These are securities which are not classified as either held to maturity or as trading securities. These securities are reported at fair value.  Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders’ equity (accumulated other comprehensive income).  Gains or losses on dispositions of securities are based on the difference between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method.  Premiums and discounts are amortized into interest income by a method that approximates a level yield.

Held-to-maturity: These are debt securities which the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts.  The Company has no held to maturity securities.

Trading: These are securities which are bought and held principally for the purpose of selling in the near future.  Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

In order to determine OTTI for purchased beneficial interests that, on the purchase date, were not highly rated, the Company compares the present value of the remaining cash flows as estimated at the preceding evaluation date to the current expected remaining cash flows.  OTTI is deemed to have occurred if there has been an adverse change in the remaining expected future cash flows.

Loans Held-for-Sale - Loans held-for-sale consist of 1 - 4 family residential mortgage loans,  which are reported at the lower of cost or market value on an aggregate loan basis. Net unrealized losses, if any, are recognized through a valuation allowance.  Loans held for sale were reported at cost at December 31, 2011 and 2010, as there were no unrealized losses at either date.  Gains or losses realized on the sales of loans are recognized at the time of sale and are determined by the difference between the net sales proceeds and the carrying value of loans sold.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives.  Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked.  The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans and Interest Income on Loans – Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the principal balance outstanding, net of purchase premiums and discounts, and an allowance for loan losses.  The allowance for loan losses is deducted from total loans on the balance sheet.  Interest income is recognized on an accrual basis over the term of the loan based on the principal amount outstanding.

All types of loans are generally placed on non-accrual status when principal or interest becomes contractually ninety days past due, or when payment in full is not anticipated, unless the estimated net realizable value of collateral is sufficient to assure the likelihood of collection of the principal balance and accrued interest.  When a loan of any type is placed on non-accrual status, interest accrued but not received is generally reversed against interest income.  If collectability is in doubt, cash receipts on all types of non-accrual loans are not recorded as interest income, but are instead used to reduce principal.  Loans of all types are not returned to accrual status unless there has been an improvement in the borrower’s financial condition, generally supported by at least six months of timely loan payments, and in the case of certain commercial loans, financial statements.  Past due status for all types of loans is based on the contractual terms of the loans.

Allowance for Loan Losses - The provision for loan losses charged to operating income reflects the amount deemed appropriate by management to establish an adequate reserve to meet the estimated losses inherent in the current loan portfolio.  Management’s judgment is based on periodic and regular evaluation of individual loans, the overall risk characteristics of the various portfolio segments, past experience with losses, and prevailing and anticipated economic conditions.  Loans which are determined to be uncollectible are charged against the allowance.  The provision for loan losses and recoveries on loans previously charged off are added to the allowance.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired.  Loans modified in a troubled debt restructuring accrue interest if their terms are at market rate and if they are performing in accordance with their modified terms.  Loans modified in a troubled debt restructuring do not accrue interest if their terms are below market rate or if they are not performing in accordance with their modified terms.  For accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement.  Interest income is recognized on these loans using the accrual method of accounting.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or a the fair value of collateral if repayment is expected solely from the collateral.  Generally, the Company accounts for impaired loans based on the value of the loans’ underlying collateral if it is considered more likely than not that repossession of the collateral is the most likely form of collection of the outstanding balance.  For impaired loans deemed more likely than not to perform according to their contractual terms, the present value of expected cash flows is used to determine impairment.  Troubled debt restructurings performing in accordance with their terms are measured for impairment using the present value of expected cash flows.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

For impaired loans where the ultimate collectability of principal and interest is in doubt, wholly or partially, all cash receipts are to be applied to principal.  Once the reported principal balance has been reduced to zero, future cash receipts are to be applied to interest income to the extent that any interest has been foregone. Further cash receipts are to be recorded as recoveries to the Allowance for Loan Losses of any amounts previously charged off.

Generally, all types of impaired loans with balances of $250,000 or greater are evaluated for impairment on an individual basis.  To the extent impairment is calculated for a loan evaluated on an individual basis, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  All types of impaired loans with balances less than $250,000 are generally collectively evaluated for impairment, and accordingly, they are not identified for impairment disclosures.

In determining the required general reserves portion of the allowance for loan losses, management calculates the historical losses experienced by loan type.   Management also considers a one year loss history for each loan type and calculates a corresponding quarterly weighted average delinquency rate by loan type for the same one year period, with loans past due 30-59 days given single weight, loans past due 60-89 days given double weight, and loans past due 90 days or more given triple weight.  Current weighted delinquency rates for loans in the various pools are then calculated and indexed to the historical weighted average delinquency rates.  The total balance by general reserve loan type is then multiplied by the average historical losses as adjusted by the indexed historical past due rate and this amount is added to required general reserves.  Management utilizes the one year time horizon for historical losses and delinquencies in order to capture more recent information relevant to the current credit cycle.

Management provides additional general reserves by loan type for loans with grades of 6 and higher which are not individually evaluated for impairment by multiplying the total balances of loans by loan type graded 6 and higher by the average default probabilities by these loan grades for the years 2009 and 2010.  These amounts are then multiplied by the average loss severities by loan type for the years 2009 and 2010 and these amounts are added to required general reserves.  Management elected to use the two year period from 2009 to 2010 for these calculations because the heavier than historical credit losses incurred during the current credit cycle began during 2009.

Several environmental factors are also incorporated into the general reserves portion of the allowance for loan losses.  These include reserves for loans with loans to value higher than the Company’s policy guidelines, loans with variable or adjustable rates of interest, and general loan portfolio growth.

As of December 31, 2011 and 2010, the Company’s impaired loans totaled $20,539,731 and $22,821,357, respectively, as discussed in Note 4.

Property and Equipment – Land is carried at cost.  Property, furniture and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Leases are amortized over their useful lives or the lease term whichever is shorter. Maintenance and repairs are charged to operations, while major improvements are capitalized.  Upon retirement, sale, or other disposition, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Federal Home Loan Bank (FHLB) Stock - The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loan Commitments and Related Financial Instruments - Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Employee Benefit Plans - Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Other Real Estate Owned – Other real estate owned includes real estate acquired through foreclosure or deed in lieu of foreclosure.  Other real estate owned is initially recorded at its estimated fair market value less estimated selling costs.  Any write-downs at the dates of acquisition are charged to the allowance for loan losses.  Expenses to maintain such assets, subsequent write-downs, and gains and losses on disposal are included in other expenses.

Company Owned Life Insurance – Company owned life insurance represents the cash value of policies on certain current and former officers of the Bank.  The Company liquidated $8,147,785 of these policies during 2010.  There were no policies surrendered during 2011.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates.  A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Net Income (Loss) Per Common Share – Net income (loss) per common share is computed on the basis of the weighted average number of common shares outstanding in accordance with generally accepted accounting principles.  The treasury stock method is used to compute the effect of stock options on the weighted average number of common shares outstanding for diluted earnings per share.

Comprehensive Income - Comprehensive income consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Loss Contingencies - Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are currently any such matters that would have a material effect on the financial statements.

Equity - Stock dividends in excess of 20% are reported by transferring the par value of the stock issued from retained earnings to common stock.  Stock dividends for 20% or less are reported by transferring the fair value, as of the ex-dividend date, of the stock issued from retained earnings to common stock and additional paid-in capital.  Fractional share amounts are paid in cash with a reduction in retained earnings. For stock dividends declared when the Company is in an accumulated deficit position, the dividend is reflected as an adjustment to shares outstanding.

Dividend Restrictions - Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.  As long as there are preferred securities of the Southcoast Capital Trust III outstanding and the Company has elected to defer making interest payments with respect to the preferred securities as permitted by the terms of the preferred securities, the Company may not declare or pay dividends on its common stock or redeem or repurchase any shares of its common stock, subject to certain minor exceptions.

Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Statement of Cash Flows - For purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption "Cash and Due From Banks".  Cash and cash equivalents have an original maturity of three months or less.

Reclassifications - Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or shareholders’ equity.

Recently Issued Accounting Pronouncements - The following is a summary of recent authoritative pronouncements that may affect accounting, reporting, and disclosure of financial information by the Company:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.” The provisions of ASU No. 2011-02 amend and clarify GAAP related to the accounting for debt restructurings. Specifically, ASU No. 2011-02 requires that, when evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both (i) the restructuring constitutes a concession and (ii) the debtor is experiencing financial difficulties. In evaluating whether a concession has been granted, a creditor must evaluate whether (i) a debtor has access to funds at a market rate for debt with similar risk characteristics as the restructured debt in order to determine if the restructuring would be considered to be at a below-market rate, indicating that the creditor has granted a concession, (ii) a temporary or permanent increase in the contractual interest rate as a result of a restructuring may be considered a concession because the new contractual interest rate on the restructured debt is still below the market interest rate for new debt with similar risk characteristics, and (iii) a restructuring that results in a delay in payment is either significant and is a concession or is insignificant and is not a concession. In evaluating whether a debtor is experiencing financial difficulties, a creditor may conclude that a debtor is experiencing financial difficulties, even though the debtor is not currently in payment default. A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt in the foreseeable future without a modification of the debt. The provisions of ASU No. 2011-02 are effective for the first interim or annual period beginning on or after June 15, 2011 and should be applied retroactively to the beginning of the annual period of adoption assuming the credit was restructured prior to the implementation date.  The new guidance does not materially differ from the Company’s prior methodology for identifying troubled debt restructurings and therefore did not have a significant impact on its financial statements.

In May 2011, FASB issued ASU 2011-04 “Fair Value Measurement:  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs.” ASU 2011-04 expands the disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy to include (1) a quantitative disclosure of the unobservable inputs and assumptions used within the measurement, (2) a description of the valuation processes in place and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.  In addition, ASU 2011-04 requires that companies disclose the level within the fair value hierarchy for items not measured at fair value in the statement of financial position but whose fair value must be disclosed.  ASU 2011-04 is effective for reporting periods beginning after December 15, 2011 and should be applied prospectively.  The Company does not expect the adoption of the provisions of ASU 2011-04 will have a material impact on the Company’s financial position, results of operations or liquidity, but will increase its disclosures requirements related to its fair value measurements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” which revises the manner in which entities present comprehensive income in their financial statements.  The provisions of ASU 2011-05 require reporting the components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements.  ASU 2011-05 does not change the items that must be reported in other comprehensive income but rather removes the presentation options available under ASC 220, “Comprehensive Income,” and requires the presentation options mentioned above.  The new presentation disclosures required by ASU 2011-05 are effective for interim and annual periods beginning after December 15, 2011.  As this ASU amends only the presentation of comprehensive income, the adoption will have no impact on the Company’s financial position, results of operations, or liquidity.  The new disclosure requirements in the ASU are intended to enhance comparability between financial statements prepared using U.S. GAAP and those prepared in accordance with International Financial Reporting Standards (IFRS). The eligibility criteria for offsetting are different in U.S. GAAP and IFRS. In January 2011, the FASB and the International Accounting Standards Board issued an exposure draft proposing new common criteria for offsetting, but the boards could not agree. The FASB voted to retain existing U.S. GAAP guidance on offsetting and to require expanded disclosures for financial instruments and derivative instruments that are either offset in the balance sheet or eligible for offset subject to a master netting arrangement or similar arrangement.  The ASU is effective for annual reporting periods beginning on or after Jan. 1, 2013, and interim periods within those annual periods. Disclosures required by the amendments should be provided retrospectively for all comparative periods. The FASB has published a short recap highlighting the significant issues the ASU addresses.

ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” was issued by the FASB on Dec. 23, 2011. This ASU defers the implementation of only those provisions in ASU 2011-05 that relate to the presentation of reclassification adjustments. The amendments are intended to allow the FASB time to redeliberate whether it is necessary to require entities to present reclassification adjustments from accumulated other comprehensive income in both the statement where net income is presented and the statement where other comprehensive income is presented.  ASU 2011-12 affects none of the other requirements in ASU 2011-05, including the requirement to report comprehensive income either in a single continuous statement or in two separate but consecutive statements.

The amendments in ASU 2011-12 and ASU 2011-05 are effective at the same time: For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after Dec. 15, 2011. The requirements are effective for nonpublic entities for fiscal years ending after Dec. 15, 2012. The FASB has published a short recap of the reasons for the ASU 2011-12 deferrals.